LOANS - Financial Leasing (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loans and receivables [Abstract]
Total gross rent payments receivable	$ 18,103,115	$ 17,372,906
Less amounts representing running costs (such as taxes, maintenance, insurances ,etc.,)	(238)
Less amounts representing running costs (such as taxes, maintenance, insurances ,etc.,)		(286)
Plus Estimated residual amount of assets given for rental (without guarantee)	22,625	36,166
Gross investment in contracts of financial leasing	18,125,502	17,408,786
Less unrealized financial income	(5,963,745)	(5,982,610)
Net investment in contracts of financial leasing	12,161,757	11,426,176
Impairment of net investment in financial leasing	$ (501,825)	$ (471,007)